Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	22,995,114	22,995,114
Common stock, shares outstanding	19,782,916	19,782,916